PROVISIONS, CONTINGENCIES AND COMMITMENTS - Narrative Environmental Liabilities (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Provisions		$ 2,298	$ 2,065	$ 2,407
Other environment related provision
Disclosure of other provisions [line items]
Provisions		506	620	566
Unused provision reversed, other provisions	$ 148
Site restoration
Disclosure of other provisions [line items]
Provisions		109	147	$ 152
Europe | Other environment related provision
Disclosure of other provisions [line items]
Provisions		340
South Africa | Other environment related provision
Disclosure of other provisions [line items]
Provisions		94
South Africa | Site restoration | Pretoria Works Site
Disclosure of other provisions [line items]
Provisions		26
South Africa | Site restoration | Newcastle Works Site
Disclosure of other provisions [line items]
Provisions		20
South Africa | Site restoration | Thabazimbi Mine
Disclosure of other provisions [line items]
Provisions		32
Canada | Other environment related provision
Disclosure of other provisions [line items]
Provisions		69
Canada | Remediating toxic sediment
Disclosure of other provisions [line items]
Provisions		26
Belgium | Other environment related provision
Disclosure of other provisions [line items]
Provisions		58
Luxembourg | Other environment related provision
Disclosure of other provisions [line items]
Provisions		81
France | Other environment related provision
Disclosure of other provisions [line items]
Provisions		55
France | Site restoration
Disclosure of other provisions [line items]
Provisions		61	$ 66
Poland | Other environment related provision
Disclosure of other provisions [line items]
Provisions		102
Increase in other provisions		89
Germany | Other environment related provision
Disclosure of other provisions [line items]
Provisions		$ 34